NATURE OF OPERATIONS	12 Months Ended
Nov. 30, 2025
NATURE OF OPERATIONS
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Eagle Energy Metals Corp., formerly Eagle Battery Metals Corp., (“Eagle Energy” or the “Company”) was incorporated on December 14, 2023, under the laws of the State of Delaware. The Company’s registered office is held at Capitol Services Inc. 108 Lakeland Avenue, Kent County, Dover, DE 19901. The Company is a mining and exploration company focused on mineral exploration and development in North America.

On October 17, 2024, the Company completed a conversion into a Nevada corporation (the “Conversion”), under the name Eagle Energy Metals Corp. pursuant to a plan of conversion. Each common share outstanding, par value of $0.0001 per share, of the Company as a Delaware entity was converted into 4.081617 common shares, par value of $0.0001 of the Company as a Nevada entity. The share amounts included in the accompanying financial statements reflect the converted amount.

On July 30, 2025, the Company entered into an agreement and plan of merger (“BCA”) with Spring Valley Acquisition Corp. II (“SVII”), a publicly traded special purpose acquisition company listed on NASDAQ under the symbol “SVII”. The BCA outlines terms of a transaction in which SVII would acquire all of the outstanding equity of the Company in exchange for shares of SVII, in order to effect a “de-SPAC” transaction, with the intention of obtaining a listing for the Company on NASDAQ. The BCA was subsequently amended on September 29, 2025 (“Amended BCA”), to amend the legal structure of the “de-SPAC”, such that each of SVII and the Company will become a subsidiary of Eagle Nuclear Energy Corp. (“PubCo”), a newly incorporated entity, with the intention of obtaining a listing of PubCo on the NASDAQ.

Risks and Uncertainties

Disruption of global financial markets and a recession or market correction, including the ongoing military conflicts between Russia and Ukraine and the related sanctions imposed against Russia as well as the conflict between Israel and Hamas, the significant tariffs imposed by the United States on imports from other countries and other global macroeconomic factors such as inflation and rising interest rates, could reduce the Company’s ability to access capital, which could in the future negatively affect the Company’s liquidity and could materially affect the Company’s business and the value of its common stock.